Summary of significant accounting policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Zhixin Cooperation Agreement USD ($)	Dec. 31, 2014 Zhixin Cooperation Agreement CNY	Dec. 31, 2013 Zhixin Cooperation Agreement CNY	Dec. 31, 2012 Zhixin Cooperation Agreement CNY
Impairment of long-lived assets
Impairment charge	$ 0	0	0	0
Revenue recognition
Deferred revenue	373	2,315	1,424
Estimated period for which services are delivered recognized as deferred revenue	1 month	1 month	1 month
Expiration period of redemption of coupons	30 days	30 days
Credits to end user	25,470	158,033	48,835	0
Rebates to advertising agencies	1,922	11,925	7,878	7,251
Remaining service obligations after redemption of voucher by users	0
Cost of revenues
Sales taxes and surcharges incurred in cost of revenues	26,576	164,894	83,641	40,258
Advertising expenses
Advertising expenses	95,973	595,476	208,230	138,864	112,817	699,983	0	0
Product sourcing expenses
Product sourcing expenses	51,075	316,903	67,271	26,947
Leases
Capital leases		0	0
Comprehensive loss
Reclassifications out of accumulated other comprehensive (loss) income to net loss		0	0	0
Segment reporting
Number of reportable segments	1	1